Trade receivables and contract assets (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables are non-interest bearing and are generally on 30-90 day payment terms.

	At December 31, 2020	At June 30, 2021
	(in thousands)
Trade receivables	$20,537	$11,020
Contract assets	371	806
Provision for credit notes to be issued	(536)	(863)
Provisions on trade receivables	(2,724)	(2,724)
Net trade receivables	$17,648	$8,239

Schedule of Movements in the Provision for Impairment of Receivables
The movements in the provision for impairment of receivables were as follows:

	Year ended December 31, 2020	Six months ended June 30, 20201
	(in thousands)
At January 1,	$2,719	$2,724
Charge for the period	47	—
Utilized amounts	—	—
Unutilized amounts	(42)	—
At period end	$2,724	$2,724

	Post- employment benefits	Others	Total	Current	Non-current
	(in thousands)
At December 31, 2020	$1,155	$809	$1,964	$90	$1,874
Arising during the period	85	451	536
Released (used) during the period	—	(90)	(90)
Released (unused) during the period	—	(122)	(122)

At June 30, 2021	$1,240	$1,048	$2,288	$47	$2,241

Aging Analysis of Trade Receivables That Were Not Impaired
The aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2020	$17,648	$14,232	$2,879	$53	$—	$484
At June 30, 2021	$8,239	$6,874	$327	$26	$1,012	$—